Disclosure of Changes in Number of Shares	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Issuance of stock				185,761,204
Treasury stock - at cost, shares	(441,829)	(201,356)		(4,790)
Treasury Stock, Shares, Retired				13,597,261
Common Stock - Outstanding	1,025,904,567	1,022,727,802		639,540,105
Common Stock
Beginning balance	1,022,929,158	639,544,895		295,632,080
Issuance of stock	3,417,238	50,930		357,510,076	[1]
Conversion of stock	0	383,333,333	[2]	0
Treasury Stock, Shares, Retired	0	0		(13,597,261)
Ending balance	1,026,346,396	1,022,929,158		639,544,895
Preferred Stock
Beginning balance	2,006,391	2,006,391		24,410,000
Issuance of stock	0	1,150,000	[2]	0
Exchange of stock	0	0		(22,403,609)	[3]
Conversion of stock	0	(1,150,000)	[2]	0
Ending balance	2,006,391	2,006,391		2,006,391

[1]	Shares issued in exchange of Series A and B Preferred Stock and early extinguishment of debt (exchange of trust preferred securities for common stock).
[2]	Issuance of 46,000,000 in depositary shares; converted into 383,333,333 common shares (full conversion of depositary shares, each representing a 1/40th interest in shares of contingent convertible perpetual non-cumulative preferred stock).
[3]	Exchange of 21,468,609 Preferred Stock Series A and B for common shares, and exchange of 935,000 Preferred Stock Series C for trust preferred securities.